Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Depreciation expense	$ 6	$ 48	$ 65	$ 269